Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Invesco Premier Portfolio - Investor Class | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	5.33%	5.21%	1.64%	0.03%	0.60%	2.27%	1.96%	1.05%	0.44%	0.08%
Invesco Premier U.S. Government Money Portfolio - Investor Class | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	5.18%	5.06%	1.56%	0.01%	0.37%	2.08%	1.73%	0.77%	0.24%	0.03%
Invesco Premier Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.33%	5.21%	1.64%	0.03%	0.60%	2.27%	1.96%	1.05%	0.44%	0.08%
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	5.18%	5.06%	1.56%	0.01%	0.37%	2.08%	1.73%	0.77%	0.24%	0.03%
Invesco Premier Portfolio - Personal Investment Class | Personal Investment Class
Prospectus [Line Items]
Annual Return [Percent]	4.75%	4.64%	1.24%	0.01%	0.29%	1.72%	1.42%	0.50%
Invesco Premier Portfolio - Private Investment Class | Private Investment Class
Prospectus [Line Items]
Annual Return [Percent]	5.02%	4.90%	1.41%	0.01%	0.39%	1.97%	1.66%	0.76%
Invesco Premier Portfolio - Reserve Class | Reserve Class
Prospectus [Line Items]
Annual Return [Percent]	4.43%	4.32%	1.04%	0.01%	0.19%	1.40%	1.08%	0.19%
Invesco Premier Portfolio - Resource Class | Resource Class
Prospectus [Line Items]
Annual Return [Percent]	5.16%	5.05%	1.51%	0.01%	0.46%	2.11%	1.81%	0.90%